Summary of Significant Accounting Policies	1 Months Ended	4 Months Ended
	Jun. 30, 2018	Sep. 30, 2018
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements have been prepared on the accrual basis in accordance with generally accepted accounting principles in the United States of America (“GAAP”). The Company’s year end is December 31st.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Concentrations of Credit Risk

As of June 30, 2018, the Company’s only storage contract is with Cameco Corporation (“Cameco”), a publicly traded Uranium fuel provider. The Company is exposed to the credit risk of Cameco. If Cameco were to become insolvent, it might prove difficult not only to access Cameco facilities, but also to retrieve the Company’s Uranium products from storage. If the Company is unable to retrieve its Uranium products on the insolvency of Cameco, this could have a material adverse effect on the Company’s business, results of operations and financial condition.

There is no liquid public market for the sale of Uranium products. The Company may not be able to acquire Uranium products, or once acquired, sell Uranium products for a period of time. The inability to purchase and sell Uranium product on a timely basis and in sufficient quantiles could have a material adverse effect on the Company’s business, results of operations and financial condition.

Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standard Update No. 2014-09, “Revenue from Contracts with Customers” (“ASU 2014-09”).

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, the Company applies the following steps:

Step 1: Identify the contract(s) with a customer

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction

Step 4: Allocate the transaction price to the performance obligations in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

Investment transactions are accounted for on a trade-date basis. Realized gains and losses on investment transactions are determined using cost calculated on a specific identification basis.

Fair Value of Financial Instruments

Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) 820, Fair Value Measurements and Disclosures, establishes a framework for measuring fair value. The framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques that prioritizes the inputs to a valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest pity to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FASB ASC 820 are described below:

Level 1 Valuations based on unadjusted quoted market prices in active markets for identical assets or liabilities.

Level 2 Valuations based on observable inputs (other than Level 1 prices), such as quoted prices for similar assets at the measurement date; quoted prices in markets that are not active; or other inputs that are observable, either directly or indirectly.

Level 3 Valuations based on unobservable inputs that are supported by little or no market activity and that are significant to the fair value measurement.

Industry practice has been to refer to prices published by industry consulting / price reporting companies like UxC Consulting Company, LLC (“UxC”) or Tradetech LLC which serve as an aggregator of all price points indicated within the uranium market. Prices reported by both companies have been most prevalent in being referenced in contracts to set contract pricing.

There is no formal exchange for uranium as there is for other commodities such as gold or oil. Uranium price indicators are developed by a small number of private business organizations, like UxC Consulting Company, LLC (“UxC”), that independently monitors uranium market activities, including offers, bids, and transactions. Such price indicators are owned by and proprietary to the business that has developed them. The Ux U3O8 price indicator is one of only two weekly uranium price indicators that are accepted by the uranium industry, as witnessed by their inclusion in most “market price” sales contracts, that is, sales contracts with pricing provisions that call for the future uranium delivery price to be equal to the market price at or around the time of delivery.

The Ux U3O8 price indicator is the longest-running weekly uranium price series, dating back two decades. In addition to being used by the industry in sales contracts, Ux price indicators have been referenced by the U.S. Government in the determination of price-tied quotas and for determination of prices in the highly enriched uranium deal between the U.S. and Russian Governments. Ux price indicators are also referenced in The Wall Street Journal and other major media publications when they discuss uranium price developments. The Ux U3O8 price is also used as the settlement price for the CME/NYMEX UxC Uranium U3O8 Futures Contract.

UxC employs a team of experts that collectively have over one hundred years of uranium market and industry experience to assess price-related data and analyze developments that affect the uranium market. It is important to note that, at all times, UxC remains an independent and unbiased entity in the acquisition, analysis, development, and reporting of uranium pricing data. Compliance with this policy has gained the long-term trust of the industry that UxC’s price indicators are accurate and reflect true competitive market conditions.

Ux U308 Price Indicator Definition

The Ux U3O8 Price indicator is based on the most competitive offer of which UxC is aware, subject to specified form, quantity, and delivery timeframe considerations. It is thus not necessarily based on completed transactions (although a transaction embodies an offer and its acceptance). The “spot” market in uranium has traditionally involved contracts calling for delivery as far out as 12 months, although more recently deliveries take place in the forward two to three month period.

In its Ux Weekly publication, UxC goes into considerable detail about market developments, including recent and pending transactions, outstanding requests for supply, and the changing terms and conditions that characterize the market. UxC not only covers the spot uranium market, but also the market for long-term contracts, as well as the spot and term markets for conversion and enrichment.

Investments in Uranium are categorized in Level 2 using the market approach. Investments in Uranium are measured at fair value at each reporting period based on the most recent spot prices for Uranium published by UxC. The Company may also adjust the fair value of the investments in Uranium based on its assessment of the valuation impact of risks associated with the third party storage facilities at which the Company’s Uranium is held.

The following table sets forth by level, within the fair value hierarchy, the Company’s assets at fair value

	Investments Assets at Fair Value As of June 30, 2018
	Level 1	Level 2	Level 3	Total
Investments	-	$113,375	-	$113,375
Total Investments at Fair Value	-	$113,375	-	$113,375

Recent Accounting Pronouncements – The Company has reviewed all the recently issued, but not effective, accounting pronouncements and does not believe any of these pronouncements will have a material impact on the Company.

Income Taxes

Income taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.

Note 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited interim condensed financial statements as of September 30, 2018 of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the rules of the Securities and Exchange Commission (“SEC”) and should be read in conjunction with the June 30, 2018 audited financial statements and notes thereto. In the opinion of management, all adjustments consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for future quarters or for the full year.

Concentrations of Credit Risk

As of September 30, 2018 the Company’s only storage contract is with Cameco Corporation (“Cameco”), a publicly traded Uranium fuel provider. The Company is exposed to the credit risk of Cameco. If Cameco were to become insolvent, it might prove difficult not only to access Cameco facilities, but also to retrieve the Company’s Uranium products from storage. If the Company is unable to retrieve its Uranium products on the insolvency of Cameco, this could have a material adverse effect on the Company’s business, results of operations and financial condition.

There is no liquid public market for the sale of Uranium products. The Company may not be able to acquire Uranium products, or once acquired, sell Uranium products for a period of time. The inability to purchase and sell Uranium product on a timely basis in sufficient quantities could have a material adverse effect on the Company’s business, results of operations and financial condition.

Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents.

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standard Update (“ASU”) No. 2014-09, “Revenue from Contracts with Customers” (“ASU 2014-09”).

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

Step 1: Identify the contract(s) with a customer

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction

Step 4: Allocate the transaction price to the performance obligations in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

Investment transactions are accounted for on a trade-date basis. Realized gains and losses on investment transactions are determined using cost calculated on a specific identification basis.

Fair Value of Financial Instruments

FASB ASC 820, Fair Value Measurements and Disclosures, establishes a framework for measuring fair value. The framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques that prioritizes the inputs to a valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest pity to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FASB ASC 820 are described below:

Level 1 Valuations based on unadjusted quoted market prices in active markets for identical assets or liabilities.

Level 2 Valuations based on observable inputs (other than Level 1 prices), such as quoted prices for similar assets at the measurement date; quoted prices in markets that are not active; or other inputs that are observable, either directly or indirectly.

Level 3 Valuations based on unobservable inputs that are supported by little or no market activity and that are significant to the fair value measurement.

The market for Uranium is characterized by relatively few buyer and sellers. The principal groups of buyers of Uranium worldwide are major electric utilities operating a nuclear reactor fleet and intermediaries (trading companies). The principal groups of sellers of Uranium are Uranium mining companies and intermediaries. Due to the limited number of buyers and sellers , the Company has determined that direct contracts with peers and other uranium market participants represent the most advantageous market.

There is no formal exchange for uranium as there is for other commodities such as gold or oil. Uranium price indicators are developed by a small number of private business organizations, like UxC Consulting Company, LLC (“UxC”), that independently monitors uranium market activities, including offers, bids, and transactions. Such price indicators are owned by and proprietary to the business that has developed them. The Ux U3O8 price indicator is one of only two weekly uranium price indicators that are accepted by the uranium industry, as witnessed by their inclusion in most “market price” sales contracts, that is, sales contracts with pricing provisions that call for the future uranium delivery price to be equal to the market price at or around the time of delivery.

The Ux U3O8 price indicator is the longest-running weekly uranium price series, dating back two decades. In addition to being used by the industry in sales contracts, Ux price indicators have been referenced by the U.S. Government in the determination of price-tied quotas and for determination of prices in the highly enriched uranium deal between the U.S. and Russian Governments. Ux price indicators are also referenced in The Wall Street Journal and other major media publications when they discuss uranium price developments. The Ux U3O8 price is also used as the settlement price for the CME/NYMEX UxC Uranium U3O8 Futures Contract.

UxC employs a team of experts that collectively have over one hundred years of uranium market and industry experience to assess price-related data and analyze developments that affect the uranium market. It is important to note that, at all times, UxC remains an independent and unbiased entity in the acquisition, analysis, development, and reporting of uranium pricing data. Compliance with this policy has gained the long-term trust of the industry that UxC’s price indicators are accurate and reflect true competitive market conditions.

Ux U308 Price Indicator Definition

The Ux U3O8 Price indicator is based on the most competitive offer of which UxC is aware, subject to specified form, quantity, and delivery timeframe considerations. It is thus not necessarily based on completed transactions (although a transaction embodies an offer and its acceptance). The “spot” market in uranium has traditionally involved contracts calling for delivery as far out as 12 months, although more recently deliveries take place in the forward two to three month period.

In its Ux Weekly publication, UxC goes into considerable detail about market developments, including recent and pending transactions, outstanding requests for supply, and the changing terms and conditions that characterize the market. UxC not only covers the spot uranium market, but also the market for long-term contracts, as well as the spot and term markets for conversion and enrichment.

Investments in Uranium are categorized in Level 2 using the market approach. Investments in Uranium are measured at fair value at each reporting period based on the most recent spot prices for Uranium published by UxC. The Company may also adjust the fair value of the investments in Uranium based on its assessment of the valuation impact of risks associated with the third party storage facilities at which the Company’s Uranium is held.

The following table sets forth by level within the fair value hierarchy, the Company’s assets at fair value:

	Investments Assets at Fair Value As of September 30, 2018
	Level 1	Level 2	Level 3	Total
Investments	$-	$136,875	$-	$136,875
Total Investments at Fair Value

	Investments Assets at Fair Value As of June 30, 2018
	Level 1	Level 2	Level 3	Total
Investments	$-	$113,375	$-	$113,375
Total Investments at Fair Value

Recent Accounting Pronouncements – We have reviewed all the recently issued, but not effective, accounting pronouncements and we do not believe any of these pronouncements will have a material impact on the company.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Income Taxes

Income taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.